Other non-current assets, net (Tables)	3 Months Ended
Mar. 31, 2018
Assets, Noncurrent [Abstract]
Schedule of other non-current assets, net
	As at
	Mar 31, 2018	Dec 31, 2017
Amount receivable in respect of finance leases	2,880,000	2,880,000
Equipment, fixtures &; fittings	778,006	760,311
	3,658,006	3,640,311